EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Schedule of investments in associates
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)
Balance, beginning of period	$41,327
Additions, net of (disposals)[1]	1,497
Acquisitions through business combinations	74
Share of comprehensive income	1,237
Distributions received	(891)
Return of capital	(152)
Foreign currency translation and other	223
Balance, end of period	$43,315
1.Includes assets sold, amounts reclassified to held for sale.